Income Taxes (Details) $ in Thousands, ¥ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Mar. 21, 2018 USD ($)	Mar. 21, 2018 HKD ($)	Oct. 31, 2021	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Income Taxes [Line Items]
Profits tax				$ 38		$ (161)	$ (20)
Income tax rate				26.10%	26.10%	14.10%	6.40%
Tax loss (in Dollars)						$ 4,270
Other tax losses carried forward (in Dollars)						4,093
Valuation allowance (in Dollars)				$ 995		$ 792	$ 469	$ 494
Nissin PRC [Member]
Income Taxes [Line Items]
Preferential income tax rate				5.00%	5.00%
Assessable profit (in Yuan Renminbi) | ¥					¥ 3
Bill 2017 [Member]
Income Taxes [Line Items]
Profits tax	$ 257	$ 2
Income tax rate	16.50%	16.50%
Bill 2017 [Member] | Hong Kong
Income Taxes [Line Items]
Income tax rate	16.50%	16.50%
Hong Kong
Income Taxes [Line Items]
Profit tax percentage				16.50%	16.50%	16.50%	16.50%
Net operating losses carryforward (in Dollars)				$ 5,370
Hong Kong | Bill 2017 [Member]
Income Taxes [Line Items]
Income tax rate	8.25%	8.25%
Mainland China
Income Taxes [Line Items]
Profit tax percentage	25.00%	25.00%
Net operating losses carryforward (in Dollars)				$ 368
Kayser Myanmar [Member]
Income Taxes [Line Items]
Income tax rate			22.00%	25.00%	25.00%
Myanmar [Member]
Income Taxes [Line Items]
Net operating losses carryforward (in Dollars)				$ 62
Maximum [Member] | Bill 2017 [Member]
Income Taxes [Line Items]
Profits tax		$ 2
Income tax rate	16.50%	16.50%